Convertible Notes and Warrants - 2012 Revolver Notes - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Feb. 10, 2014	Dec. 31, 2012	Sep. 13, 2013	Jan. 13, 2012	Apr. 05, 2012	Nov. 08, 2012
Temporary Equity [Line Items]
Issuance of notes, amount		$ 2,600,000		$ 2,600,000
Conversion price of notes		$ 10.00
Warrant liability		1,128		2,140,532		981,747
Expected term (in years)		10 years
Underlying preferred share price		$ 4.74
Fair value assumptions, exercise Price		$ 4.72
Dividend yield		0.00%
Volatility rate		110.00%
Debt, principal amount converted	20,231,000		20,231,000	20,231,000
Exercise price of warrants					$ 10.00
Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	2,581,000		2,581,000	2,581,000
Warrants [Member]
Temporary Equity [Line Items]
Expected term (in years)		5 years
Underlying preferred share price		$ 8.91
Fair value assumptions, exercise Price		$ 12.50
Dividend yield		0.00%
Volatility rate		90.00%
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible note converted into preferred shares	42,245,834		42,245,834	42,245,834
2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Issuance of notes, amount								1,750,000
Notes payble maturity month and year				2012-04
Interest rate								10.00%
Proceeds received from sale of shares that triggers exercise of warrants				20,000,000
Conversion price of notes	$ 0.54
Notice period for early termination of warrant				20 days
Debt instrument initial principal amount						5,960,000
Additional principal payment				0
Debt, principal amount converted	5,960,000
Exercise price of warrants							$ 0.54
Fair value of warrants reclassified into additional paid-in capital							144,000
2012 Revolver Notes [Member] | Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	645,000
2012 Revolver Notes [Member] | Warrants [Member]
Temporary Equity [Line Items]
Warrant liability				396,000
Expected term (in years)				5 years
Fair value assumptions, exercise Price				$ 0.54
Dividend yield				0.00%
Volatility rate				105.00%
Accretion of discount recognized as interest expense				396,000
2012 Revolver Notes [Member] | Warrants [Member] | Minimum [Member]
Temporary Equity [Line Items]
Underlying preferred share price				$ 0.24
Average risk free interest rate				0.62%
2012 Revolver Notes [Member] | Warrants [Member] | Maximum [Member]
Temporary Equity [Line Items]
Underlying preferred share price				$ 0.30
Average risk free interest rate				1.02%
2012 Revolver Notes [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Conversion price of notes				$ 0.54
Convertible note converted into preferred shares	12,230,899
First Amendment [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Issuance of notes, amount									5,000,000
Extended maturity date, start				May 31, 2012
Extended maturity date, end				Jul. 31, 2012
Second Amendment [Member] | 2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Issuance of notes, amount										$ 8,000,000
Extended maturity date, start				Nov. 30, 2012
Extended maturity date, end				Dec. 31, 2012